UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06142

THE JAPAN EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (201) 915-3054

DATE OF FISCAL YEAR END: October 31

DATE OF REPORTING PERIOD: April 30, 2009

The Japan Equity Fund, Inc.

Item 1. Reports to Stockholders.

GENERAL INFORMATION (UNAUDITED)

The Fund

The Japan Equity Fund, Inc. (the “Fund”) is a diversified, closed-end management investment company. The investment objective of the Fund is to outperform over the long term, on a total return basis (including appreciation and dividends), the Tokyo Stock Price Index (“TOPIX”), a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange (“TSE”). The Fund seeks to achieve its investment objective by investing substantially all of its assets in equity securities of companies listed on the TSE or listed on the over-the-counter market in Japan or listed on other stock exchanges in Japan. Daiwa SB Investments (U.S.A.) Ltd. is the Fund’s Investment Manager. Daiwa SB Investments Ltd. is the Fund’s Investment Adviser. The Fund implements an “active” portfolio management policy, which is an approach that involves quantitative valuation of securities to identify an appropriate universe of securities from which to select investments, with judgmental analysis then applied to this universe to determine the actual investments to be made by the Fund.

Shareholder Information

The Fund’s shares are listed on the New York Stock Exchange (“NYSE”). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

The Fund’s NYSE trading symbol is “JEQ”. The Fund’s daily NAV is available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund’s website includes press releases, a monthly market review and a list of the Fund’s top ten industries and holdings. The Fund has also placed its Fund governance documents on its website under the section titled “Information” which includes the Fund’s proxy voting policies and procedures, its code of ethics and its audit committee charter.

Inquiries

Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the “Plan Agent”) at the number noted below. All written inquiries should be directed to The Japan Equity Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s Manager to determine how to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling collect (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Manager votes these proxies is now available by calling the same number and is available on the Commission’s website. The Fund has filed with the Commission its report on Form N-PX covering the Fund’s proxy voting record for the 12-month period ended June 30, 2008.

The Japan Equity Fund, Inc.

Quarterly Portfolio of Investments

A Portfolio of Investments is filed with the Commission as of the end of the first and third quarters of each fiscal year on Form N-Q and is available on the Commission’s website at www.sec.gov and the Fund’s website at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.

Certifications

The Fund’s chief executive officer has certified to the NYSE that, as of June 1, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund also has included the certifications of the Fund’s chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund’s Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment and Cash Purchase Plan (the “Plan”) is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan’s terms and conditions is available on the Fund’s website at www.daiwast.com and from the Plan Agent by calling (866) 669-9904 or by writing The Japan Equity Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

SHAREHOLDER LETTER (UNAUDITED)

May 13, 2009

Dear Shareholders:

It is our pleasure to present the Semi-Annual Report for The Japan Equity Fund, Inc. (the “Fund”) for the six months ended April 30, 2009.

Performance Review

Table 1. Net Asset Value (“NAV”) performance in comparison

with the benchmark (TOPIX, including dividend), U.S. Dollar (“USD”) base

Latest 6 Months (Nov 08 – April 09) %
JEQ (NAV) (time weighted return)	–2.98
Benchmark (TOPIX)	–2.77
Underperformance	–0.21

Table 2. Portfolio Return (equity portion of the Fund’s portfolio) performance in comparison with the benchmark (TOPIX, including dividend), Japanese Yen (“ JPY”) base

Latest 6 Months (Nov 08 – April 09) %
JEQ (Equity Only)	–2.86
Benchmark (TOPIX)	–2.04
Underperformance	–0.82

Comment

•

During the period from November 2008 to April 2009, the NAV of the Fund decreased by 2.98% in USD terms, while the benchmark TOPIX Index (“TOPIX”) declined by 2.77% over the same period. As a result, the Fund underperformed the benchmark by 0.21% in USD terms and by 0.82% in JPY terms. The equity portion of the Fund declined by 2.86%, while the TOPIX fell 2.04%.

•

Relative to the TOPIX, the sector selection effect on the portfolio was +1.55%, while the stock selection effect was –2.37% (see Table 3). As illustrated in Table 4, the portfolio’s overweight position in the wholesale trade and electrical appliances sectors and underweight position in the electric power & gas sector were the major contributors to the positive sector selection effect, although this was partially offset by the negative effects from our overweight position in retail trade and underweight position in the iron & steel sector. As investors’ risk-taking appetites have gradually returned, utilities and other defensive sectors have performed relatively poorly. Trading firms and electronics manufactures advanced, as cyclical names benefited from the emerging signs of a global economic recovery and progressing inventory adjustments.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

•

Regarding stock selection, banks and insurance names contributed positively, while transportation equipment, electrical appliances and retail trade stocks had a negative impact. During the six-month period, major positive contributors were Resona Holdings (banks), Sumitomo Electric (nonferrous metals) and Sony (electrical appliances), while Seven & I Holdings and FamilyMart (retail trade) and East Japan Railway (land transportation) contributed negatively.

•

In early March 2009, we liquidated our entire position in Resona Holdings, after the stock outperformed both the market and its industry peers on the back of its ongoing share buy-back program and stable profit momentum, which resulted in an expensive valuation for the company. Sumitomo Electric rebounded amid the progressing inventory adjustments by automobile manufacturers, as sales to the automobile industry account for roughly sixty percent of the company’s revenues. Cyclical companies, including Sony, rebounded during the quarter as signs of a global economic rebound, as well as the yen’s depreciation against both the USD and the Euro, were well received. Defensive names such as Rohto Pharmaceutical, Seven & I Holdings and FamilyMart performed relatively poorly, however, as investors shifted their focus from defensive to cyclical names.

Table 3. Attribution Analysis Summary, JPY base

Latest 6 Months (Nov 08 – April 09) %
JEQ (Equity Only)	–2.86
TOPIX	–2.04
Underperformance	–0.82
Breakdown
Sector Selection	1.55
Stock Selection	–2.37
Others	0.00
Total	–0.82

Table 4. Sector & Stock Selection Effects, Sector by Sector

	Portfolio Weight %	Market Weight %	Portfolio Return %	Benchmark Return %	Sector Allocation Effect %	Stock Selection Effect %
TOPIX Industry
Fishery, Agriculture & Forestry	0.00	0.11	0.00	–5.80	0.01	0.00
Mining	0.00	0.40	0.00	10.24	–0.05	0.00
Construction	2.74	2.21	5.14	2.25	0.01	0.08
Foods	3.23	3.42	–10.96	–15.58	0.04	0.13
Textiles & Apparel	0.00	0.92	0.00	7.38	–0.08	0.00
Pulp & Paper	1.15	0.49	14.50	11.83	0.07	0.02
Chemicals	7.47	5.51	-2.00	–0.51	0.01	–0.02
Pharmaceutical	5.06	5.04	–18.03	–12.89	0.15	–0.25
Oil & Coal Products	0.22	0.83	–3.87	31.81	–0.15	–0.06
Rubber Products	0.91	0.64	–12.84	–12.31	–0.03	0.00

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Glass & Ceramics Products	1.56	1.00	13.04	9.78	0.05	0.10
Iron & Steel	0.92	2.47	5.73	6.10	–0.22	–0.05
Nonferrous Metals	1.71	1.06	22.62	25.96	0.16	–0.01
Metal Products	0.90	0.63	–3.83	10.35	0.03	–0.14
Machinery	4.15	4.00	9.74	15.22	0.04	–0.15
Electrical Appliances	13.57	12.14	0.52	7.87	0.26	–1.03
Transport Equipment	9.27	8.65	8.02	11.87	0.20	–0.48
Precision Instruments	1.04	1.22	–1.55	–5.71	0.06	–0.08
Other Products	0.55	2.63	–0.77	–8.12	0.13	0.03
Wholesale Trade	7.54	4.20	–3.58	1.33	0.36	–0.18
Retail Trade	6.97	3.98	–17.66	–11.68	–0.35	–0.51
Banks	10.61	10.23	0.72	–6.13	–0.05	0.67
Other Financing Business	0.30	0.78	–52.37	–28.55	0.15	–0.11
Securities & Commodities
Futures	0.09	1.35	22.45	–20.61	0.23	–0.01
Insurance	2.22	2.69	4.58	–8.13	–0.02	0.31
Real Estate	1.77	2.21	–25.96	–20.70	0.04	–0.09
Land Transportation	3.44	4.58	–14.96	–8.46	0.15	–0.31
Marine Transportation	1.00	0.65	–15.76	0.58	0.05	–0.16
Air Transportation	0.00	0.64	0.00	–7.44	0.05	0.00
Warehouse & Harbor Transportation	0.00	0.27	0.00	–10.12	0.02	0.00
Info & Communication	6.06	6.54	–10.31	–5.23	0.03	–0.30
Electric Power & Gas	3.53	6.78	–12.08	–12.48	0.24	0.02
Services	2.02	1.73	6.99	–2.05	–0.03	0.20
Total	100.00	100.00	–2.86	–2.04	1.55	–2.37

Market Review (Nov. 2008 – Apr. 2009)

During the six-month period from November 2008 through April 2009, the return of the TOPIX (net of dividend) was –3.4% in JPY terms. The Tokyo market experienced declines between November and mid-March, amid concerns over the global recession, the yen’s appreciation, uncertainty in the global financial markets and worsening profit outlooks. The TOPIX reached its lowest level in a quarter of a century, and fell below the 700 level on March 12, 2009. However, the Tokyo market rebounded strongly in the middle of March, and its upward momentum accelerated in April. Optimism towards the global financial industry and the quantitative easing measures undertaken by several major central banks including the U.S. Federal Reserve, the Bank of England and the Bank of Japan contributed to the impressive global equity market rally, as did the U.S. announcement of a toxic assets purchase program and some emerging signs of the bottoming out of economic statistics in China and the United States.

In Japan, industrial production increased 1.6% month-over-month in March, the first such growth in six months, thanks to progress in inventory adjustments. The TOPIX rose a solid 8% in JPY terms during April, despite the fact that it lagged behind some of the other major markets around the world. The catalyst for the recent market rally seems to be improving sentiment, as the market has begun to move away from the extremely pessimistic attitude that has prevailed, and now sees a glimmer of hope for an economic recovery. However, any continuation of the recent rally will, at least partially, be dependent upon whether or not investors’ convictions for a global economic recovery continue to mount, and this, in turn, will require a steady procession of positive news.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

Bottoming out of the economy

The bottom of the current economic contraction was most likely reached in February 2009, based on the March recovery of industrial production, which will presumably show additional signs of improvement when the April figures are released. On the heels of a historic contraction during the preceding two quarters, slightly positive Gross Domestic Product (“GDP”) growth in the April-June quarter is now probable, thanks in part to the fiscal stimulus package that is currently underway (and which includes a 2 trillion yen cash handout), as well as an additional 15 trillion yen plus supplementary budget that is in the pipeline. However, despite these aggressive measures, there are not many economists or, more importantly, many business people who expect a V-shaped recovery. Industries such as automobiles, machinery, semiconductors and materials will each have to adjust their excess capacities by cutting back on capital expenditures in 2009, despite the fact that capacity utilization rates have recovered from the extremely depressed levels seen in the January-March 2009 quarter. Companies will have to return to profitability before expanding either employment or capital investments. After factoring in the positive effects of the +1.9% growth in GDP stemming from the latest fiscal stimulus measures, the Japanese government forecasts –3.3% GDP growth for fiscal 2009 (which ends in March 2010). However, this figure is rather optimistic, as it implies positive growth of between 1 to 2% within the 2009 fiscal year. Due to the sharp contraction that occurred toward the end of March 2009 (the close of FY2008), annual GDP for FY2009 is expected to decline by between 4% and 5% even if the GDP as at March 2010 remains flat from the levels reached at the end of FY2008.

How to stimulate domestic demand in Japan

We are aware that the current economic crisis in Japan has been aggravated by a reversal in export-driven economic growth and stagnant domestic demand which has been hampered by zero growth in personal income in the face of increasing competition from cheap labor in China, India and other emerging countries over the past five years. Unless we generate sufficient domestic demand, the most realistic scenario for an economic recovery remains tied to the same old pattern of relying on the recovery of external economies such as China, India and, perhaps, the United States. Successfully increasing domestic demand—which includes personal consumption— to nearly two-thirds of GDP will depend on the following:

(a)	Increasing income

Japan will have to achieve a higher rate of economic growth—a difficult prospect considering that this is, effectively, a tautology. That is, the squeeze in corporate profits has pushed up labor’s share of income distribution, which in turn leaves no room for companies to increase wages. Structured appropriately, tax cuts are designed to increase personal income and often exert a positive effect on consumption; however, this is also dependent upon the impact that these tax cuts will have on the propensity to consume. Unfortunately, temporary tax rebates such as the recent 2 trillion yen cash handout are not an effective long-term means of increasing the propensity to consume, as most economists assert.

(b)	Increasing the propensity to consume or reducing the propensity to save

The savings rate in Japan has declined to between 3% and 4% due to an aging population, which will fundamentally limit the room for further reductions in savings. In a mature economy such as Japan’s, the propensity to consume depends on individuals’ confidence in future income. Together with low income growth, the lack of this confidence represents the biggest problem to the aging Japanese society, as doubts increase about the sustainability of pensions as well as

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

elderly and medical care systems. At this point, only the government can improve confidence and, in order to do so, will need to provide an adequate social security system that reduces people’s incentive to save. However, a large hike in the consumption tax, which currently stands at 5%, will be necessary in order to provide a sustainable social security system. In addition to their lack of confidence in future income, zero inflation—or the risk of deflation—provides yet another incentive for people to hoard their cash while receiving no interest rather than spend or invest their money. The Bank of Japan forecasts a 1.5% decline in the Consumer Price Index (“CPI”) during the year ending March 2010, followed by a 1.0% decline in the year ending March 2011. As such, there is little wonder why some economists insist that the Bank of Japan should adopt a more aggressive line on inflation targets.

(c)	Government fiscal stimuli

Within its 15 trillion yen fiscal stimulus program, the Japanese government has provided incentives to purchase fuel-efficient automobiles as well as energy-efficient home electrical appliances and flat-screen televisions, while the installation of solar power generation panels in homes, schools and office buildings will also be encouraged. Although these incentives may constitute wiser-than-usual spending initiatives by bureaucrats who usually focus on traditional public works projects, it is very difficult to assess their impact on GDP relative to older, tested methods, which have demonstrated a multiplier effect of greater than one. The government estimates that the 15 trillion yen fiscal stimulus—which is equivalent to 3% of GDP—will boost GDP by 1.9% in the year ending March 2010. The budget for these programs contains many relief measures, such as financial support for the unemployed, small enterprises, local governments, financial institutions and other victims of the economic crisis, as well as a variety of funds allocated to longer-term strategies such as a green New Deal, which encourages renewable energy development, the promotion of ecology cars and green consumer appliances, as well as care for the elderly, medical care and the strengthening of education and agriculture. However, the timing of the distribution of these funds remains rather unclear at the moment. Although we recognize that government spending is required in order to provide a cushion for people and businesses suffering from the economic crisis, an autonomous economic recovery will depend on both the resumption of spending and investments by the private sector.

As evidenced above, boosting domestic demand in Japan remains a challenge. For starters, the government should focus more on long-term strategies to enhance competitiveness and economic growth potential by improving education, basic research and other infrastructure initiatives that promote innovation.

Japan as part of Asia

Unlike Japan, it is easy by contrast to effectively create new demand in other parts of Asia such as China and India, as people in these countries continue to have unfulfilled demand for better merchandise and services and their savings rates are also much higher than in Japan. The Japanese government has already demonstrated its commitment to helping its Asian peers by committing up to 20% of its nearly USD 1 trillion in foreign reserves to the International Monetary Fund (“IMF”) and other institutions for the purpose of rescuing countries—particularly those in Asia—ravaged by the financial crisis and, more directly, by increasing its official development assistance to Asian countries. In turn, higher growth rates throughout Asia will also benefit Japan, specifically those Japanese companies that do business elsewhere in the region. Japan can also expect more tourism from other parts of Asia in the future, and the promotion of tourism to Japan has been included in the government’s economic policies.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

The Tokyo market has been shifting out of ‘economic crisis mode’ into a more standard ‘recession mode’, as the sharp economic contraction begins to abate. Earnings results for the first quarter of 2009 were indeed bad, as many manufacturing and financial companies reported sizeable losses. However, losses by exporters, including makers of automobiles, auto parts and electronics, fell below even the most recent consensus estimates, which had been downgraded to extremely pessimistic levels by both corporate management and analysts in the early part of this year. The depressed stock market levels at the end of March contributed to write-downs of equity holdings, while the stock market’s subsequent recovery in April could also help bottom-line earnings in the current fiscal year.

There was a discernible shift in the supply and demand dynamics of the market in April, as retail investors aggressively bought equities to absorb the generally anticipated sell-off by domestic pension funds, which had previously absorbed the bulk of the massive foreign sell-off in the period between the Lehman bankruptcy on September 15, 2008 and March 2009. Foreign investor activity remains subdued, with the lone exception being short covering by hedge funds, and we suspect that most global investors remain underweight in Japanese equities. Although we recognize that complacency is a risk at this point, we feel fairly safe in saying that the Japanese stock market bottomed out in the first quarter of this year.

With regard to sector strategy, we intend to maintain our overweight position in cyclical sectors, including technology, automobile and wholesale & transportation, based on their attractive valuations and progressing inventory adjustments, best exemplified by the auto industry. We have reduced the underweight position in financials amid the better-than-expected condition of the global financial markets, and we intend to maintain our underweight position in public utilities, telecommunication and healthcare names. We will continue to guide our stock selection with an emphasis on fundamental earnings power and strong corporate balance sheets.

Fund Performance

During the six months ended April 30, 2009, the Fund’s market price on the New York Stock Exchange (“NYSE”) ranged from a low of $3.56 per share on March 9, 2009 to a high of $5.43 on November 5, 2008. The Fund’s NYSE market price closed at $4.38 per share on April 30, 2009.

The NYSE market price in relation to the Fund’s net asset value per share during the six months ended April 30, 2009, ranged from a high discount of 20.95% on December 11, 2008 to a low discount of 5.53% on November 4, 2008, and ended the period at a discount of 14.95%.

The Fund has not invested in derivative securities. Although foreign currency hedging is permitted, the Fund has not engaged in any foreign currency hedging.

Portfolio Management

Mr. Koichi Ogawa, CFA, is the Chief Portfolio Manager of Daiwa SB Investments Ltd. (“DSBI”) for all international clients. A senior member of the Investment Policy Committee (IPC) of DSBI, Mr. Ogawa has 37 years of investment experience and has been responsible for Japan stock selection since 1984. He spent nine years with Daiwa Securities as an institutional research analyst and three years in New York analyzing U.S. securities. He graduated from Tohoku University with a B.A. in law in 1972.

Mr. Naoto Nagai, CFA, is a Senior Portfolio Manager and the International Clients Group Leader, with a total of 13 years of experience in the Japanese and global equity markets. Prior to joining Daiwa SB Investments in 2006, he was a fund manager and research analyst at Resona Trust Company Japan. In

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

1996 he earned an MBA from the University of Rochester and in 1991 he graduated from the University of Osaka Prefecture with a B.S. in chemistry. He assumed the day-to-day portfolio management responsibilities for the Fund, effective October 18, 2006.

We thank you for your support of The Japan Equity Fund, Inc. and your continued interest in the Japanese economy and marketplace.

Sincerely,

/s/ Yoshihiro Fujisawa YOSHIHIRO FUJISAWA Chairman of the Board	/s/ Yoshiaki Uematsu YOSHIAKI UEMATSU President

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

PORTFOLIO OF INVESTMENTS

April 30, 2009 (unaudited)

COMMON STOCKS—97.71%

Shares		Value	Shares		Value
Banks—9.85%			206,000	Kajima Corp.	$ 596,067
136,000	Chuo Mitsui Trust		93,000	Sumitomo Forestry
	Holdings, Inc.	$ 444,789		Co., Ltd.	630,107
640,000	Mitsubishi UFJ Financial				1,514,987
	Group, Inc.	3,488,538	Electric Appliances—13.42%
380,000	Mizuho Financial		15,300	Canon Inc.	459,857
	Group, Inc.	797,555	117,000	Casio Computer Co.,
209,000	The Bank of Yokohama,			Ltd.	886,887
	Ltd.	885,828	244,000	Fujitsu Ltd.	1,044,116
94,000	The Chiba Bank, Ltd.	465,451	29,700	Hamamatsu
297,000	The Sumitomo Trust &			Photonics K.K.	597,631
	Banking Co., Ltd.	1,237,626	220,000	Mitsubishi Electric
		7,319,787		Corp.	1,167,804
Chemicals—6.36%			12,000	Murata Manufacturing
221,000	Asahi Kasei Corp.	891,656		Co., Ltd.	485,380
34,600	Fujifilm Holdings		4,000	Nidec Corp.	220,479
	Corp.	881,304	138,000	Panasonic Corp	2,010,596
45,600	Shin-Etsu Chemical		81,500	Sony Corp.	2,100,815
	Co., Ltd.	2,211,472	12,900	Ushio Inc.	167,838
395,000	Ube Industries, Ltd.	744,524	28,000	Yamatake Corp.	470,423
		4,728,956	78,000	Yaskawa Electric Corp.	362,384
Commerce—0.07%					9,974,210
4,000	Canon Marketing Japan		Electric Power & Gas—3.63%
	Inc.	48,823	27,700	Kansai Electric Power
Communication—3.96%				Co., Inc.	567,264
106	KDDI Corp.	477,351	38,300	Tohoku Electric Power
37,900	NTT Corp.	1,421,009		Co., Inc.	801,900
751	NTT DoCoMo, Inc.	1,048,263	46,600	Tokyo Electric Power
		2,946,623		Co., Inc.	1,096,750
Construction—2.04%			60,000	Tokyo Gas Co., Inc.	228,630
33,000	Daiwa House Industry				2,694,544
	Co., Ltd.	288,813

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

PORTFOLIO OF INVESTMENTS (continued)

April 30, 2009 (unaudited)

COMMON STOCKS (continued)

Shares		Value	Shares		Value
Foods—1.20%			95,000	Ricoh Co., Ltd.	$ 1,164,391
121,000	Ajinomoto Co., Inc.	$ 891,319			3,736,358
40	Meiji Holdings Co., Ltd.	1,227	Marine Transportation—0.88%
		892,546	159,000	Nippon Yusen
Glass & Ceramic Products—2.08%				Kabushiki Kaisha	651,228
123,000	Asahi Glass Co., Ltd.	734,366	Metal Products—0.86%
101,000	Nippon Electric Glass		52,400	JS Group Corp.	640,652
	Co., Ltd.	812,939	Non-Ferrous Metals—2.02%
		1,547,305	154,500	Sumitomo Electric
Insurance—2.38%				Industries, Ltd.	1,501,712
97,000	Aioi Insurance Co.,		Oil & Coal Products—0.73%
	Ltd.	426,938	104,000	Nippon Oil Corp.	543,576
49,300	Mitsui Sumitomo		Other Financing Business—0.33%
	Insurance Group		5,200	Orix Corp.	244,238
	Holdings, Inc.	1,343,632	Other Products—0.60%
		1,770,570	45,000	Namco Bandai
Iron & Steel—2.94%				Holdings Inc.	448,854
21,300	JFE Holdings, Inc.	580,515	Pharmaceutical—3.49%
230,000	Kobe Steel, Ltd.	379,623	12,200	Astellas Pharma Inc.	399,002
5,700	Kyoei Steel Ltd.	114,523	22,000	Kyorin Co., Ltd.	255,976
475,000	Sumitomo Metal		5,500	Ono Pharmaceuticals
	Industries, Ltd.	1,113,092		Co., Ltd.	234,233
		2,187,753	80,000	Rohto Pharmaceutical
Land Transportation—2.64%				Co., Ltd.	722,975
20,700	East Japan Railway Co.	1,172,613	19,900	Takeda Pharmaceutical
220,000	Nippon Express Co.,			Co., Ltd.	709,628
	Ltd.	786,755	10,000	Tsumura & Company	275,089
		1,959,368			2,596,903
Machinery—5.03%			Precision Instruments—1.36%
72,500	Komatsu Ltd.	900,433	26,700	Hoya Corp.	461,639
19,800	Makita Corp.	454,906	90,000	Shimadzu Corp.	549,261
372,000	Mitsubishi Heavy				1,010,900
	Industries, Ltd.	1,216,628

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

PORTFOLIO OF INVESTMENTS (concluded)

April 30, 2009 (unaudited)

COMMON STOCKS (concluded)

Shares		Value	Shares		Value
Pulp & Paper—1.04%			455,000	Kawasaki Heavy
179,000	Oji Paper Co., Ltd.	$ 771,442		Industries, Ltd.	$ 973,510
Real Estate—1.55%			28,600	Shimano Inc.	842,119
85,000	Mitsui Fudosan Co.,		35,500	Suzuki Motor Corp.	666,235
	Ltd.	1,070,402	72,700	Toyota Motor Corp.	2,851,707
7,000	Sumitomo Realty &				8,810,076
	Development		Wholesale Trade—8.23%
	Co., Ltd.	83,800	49,000	Hitachi
		1,154,202		High-Technologies
Retail Trade—4.80%				Corp.	686,949
60,000	DCM Japan Holdings		156,500	Mitsubishi Corp.	2,407,692
	Co., Ltd.	308,711	106,000	Mitsui & Co., Ltd.	1,121,019
11,900	FamilyMart Co., Ltd.	328,569	218,300	Sumitomo Corp.	1,897,197
4,000	Nitori Co., Ltd.	226,184			6,112,857
81,000	Seven & I Holdings		Total Common Stocks
	Co., Ltd.	1,836,220	(Cost—$93,818,125)		72,619,086
28,800	Shimachu Co., Ltd.	504,110
23,500	Xebio Co., Ltd.	360,341	SHORT-TERM INVESTMENTS—0.01%
		3,564,135
Rubber Products—0.90%			Principal
45,000	Bridgestone Corp.	669,384	Amount
Securities—0.73%			(000)
90,000	Nomura Holdings Inc.	540,092	U.S. DOLLAR TIME DEPOSIT—0.01%
Services—1.69%			$5	JPMorgan Chase Bank,
30,000	Dentsu Inc.	554,152		0.05%, due 5/1/09
19,000	Secom Co., Ltd.	704,636		(Cost—$4,694)	4,694
		1,258,788	Total Investments—97.72%
Textile & Apparel—1.05%			(Cost—$93,822,819)		72,623,780
90,500	Kuraray Co., Ltd.	778,217	Other assets less liabilities—2.28%		1,695,080
Transportation Equipment—11.85%			NET ASSETS (Applicable to
106,000	Daihatsu Motor Co.,		14,441,200 shares of capital stock
	Ltd.	954,702	outstanding; equivalent to $5.15
87,000	Honda Motor Co., Ltd.	2,521,803	per share)—100.00%		$74,318,860

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

EQUITY CLASSIFICATIONS HELD		TEN LARGEST EQUITY POSITIONS HELD
April 30, 2009 (unaudited)		April 30, 2009 (unaudited)
	Percent of		Percent of
Industry	Net Assets	Issue	Net Assets
Electric Appliances	13.42%	Mitsubishi UFJ Financial Group, Inc.	4.69%
Transportation Equipment	11.85	Toyota Motor Corp.	3.84
Banks	9.85	Honda Motor Co., Ltd.	3.39
Wholesale Trade	8.23	Mitsubishi Corp.	3.24
Chemicals	6.36	Shin-Etsu Chemical Co., Ltd.	2.98
Machinery	5.03	Sony Corp.	2.83
Retail Trade	4.80	Panasonic Corp.	2.71
Communication	3.96	Sumitomo Corp.	2.55
Electric Power & Gas	3.63	Seven & I Holdings Co., Ltd.	2.47
Pharmaceutical	3.49	Sumitomo Electric Industries, Ltd.	2.02
Iron & Steel	2.94
Land Transportation	2.64
Insurance	2.38
Glass & Ceramic Products	2.08
Construction	2.04
Non-Ferrous Metals	2.02
Services	1.69
Real Estate	1.55
Precision Instruments	1.36
Foods	1.20
Textile & Apparel	1.05
Pulp & Paper	1.04
Rubber Products	0.90
Marine Transportation	0.88
Metal Products	0.86
Securities	0.73
Oil & Coal Products	0.73
Other Products	0.60
Other Financing Business	0.33
Commerce	0.07

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investment in securities, at value (cost—$93,822,819)	$ 72,623,780
Cash denominated in foreign currency (cost—$990,880)	981,580
Receivable for securities sold	838,741
Interest and dividends receivable	715,812
Prepaid expenses	21,152
Total assets	75,181,065
Liabilities
Payable for securities purchased	697,399
Payable for management fees	9,458
Payable for advisory fees	14,187
Payable for other affiliates	21,089
Accrued expenses and other liabilities	120,072
Total liabilities	862,205
Net Assets	$ 74,318,860
Net Assets consist of:
Capital stock, $0.01 par value per share; total 30,000,000 shares authorized;
14,441,200 shares issued and outstanding	$ 144,413
Paid-in capital in excess of par value	125,368,615
Accumulated net investment income	294,667
Accumulated net realized loss on investments	(30,280,020)
Net unrealized depreciation on investments and other assets and liabilities
denominated in foreign currency	(21,208,815)
Net assets applicable to shares outstanding	$ 74,318,860
Net Asset Value Per Share	$ 5.15

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2009 (unaudited)

Investment income:
Dividends (net of withholding taxes of $64,369)	$ 855,187
Interest	35
Total investment income	855,222
Expenses:
Investment management fee	143,825
Administration fee	108,177
Custodian fees and expenses	95,889
Reports and notices to shareholders	49,904
Audit and tax services	45,127
Legal fees and expenses	29,753
Directors’ fees and expenses	27,769
Insurance expense	15,117
Transfer agency fee and expenses	6,684
Other	34,709
Total expenses	556,953
Net investment income	298,268
Realized and unrealized gains/(losses) from investment activities and foreign currency transactions:
Net realized losses on investments	(9,038,612)
Net realized foreign currency transaction gains	78,872
Net change in unrealized appreciation (depreciation) on investments in equity securities	5,476,338
Net change in unrealized appreciation (depreciation) on short-term investments and
other assets and liabilities denominated in foreign currency	(53,775)
Net realized and unrealized losses from investment activities and foreign
currency transactions	(3,537,177)
Net decrease in net assets resulting from operations	$ (3,238,909)

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008

Increase (decrease) in net assets from operations:
Net investment income	$ 298,268	$ 745,231
Net realized gain (loss) on:
Investments	(9,038,612)	(3,320,105)
Foreign currency transactions	78,872	165,432
Net change in unrealized appreciation (depreciation) on:
Investments in equity securities	5,476,338	(43,813,309)
Translation of short-term investments and other assets and
liabilities denominated in foreign currency	(53,775)	47,886
Net decrease in net assets resulting from operations	(3,238,909)	(46,174,865)
Dividends and distributions to shareholders from:
Net investment income	(606,127)	—
From capital stock transactions:
Sale of capital stock resulting from:
Reinvestment of dividends	47,301	—
Net decrease in net assets	(3,797,735)	(46,174,865)
Net assets:
Beginning of period	78,116,595	124,291,460
End of period (including undistributed net investment income of $294,667 and $602,526, respectively)	$ 74,318,860	$ 78,116,595

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Organization and Significant Accounting Policies

The Japan Equity Fund, Inc. (the “Fund”) was incorporated in Maryland on July 12, 1990 under its former name “The Japan Emerging Equity Fund, Inc.” and commenced operations on July 24, 1992. It is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

Valuation of Investments—Securities which are listed on the Tokyo Stock Exchange or listed on the overthe- counter market in Japan or listed on other exchanges in Japan and for which market quotations are readily available are valued at the last reported sales price available to the Fund at the close of business on the day the securities are being valued or, lacking any such sales, at the last available bid price. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board of Directors (the “Board”) may prescribe. Short-term investments having a maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

Tax Status—The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

The Fund is not subject to any Japanese income, capital gains or other taxes except for withholding taxes on certain income, generally imposed at rates of 7% on interest and dividends, paid to the Fund by Japanese corporations.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the implementation of FIN 48 did not result in a material impact to the Fund’s net assets, results of operations and financial statement disclosures. Management will continue to monitor the Fund’s tax positions prospectively for potential future impacts.

The Japan Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

Investment Transactions and Investment Income—Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions from Japanese securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

Dividends and Distributions to Shareholders—The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Fair Value Measurements—In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. There has been no impact to the Fund as a result of the adoption of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1—Quoted Prices	$72,623,780	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—
Total	$72,623,780	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of April 30, 2009 are presented.

Investment Manager and Investment Adviser

The Fund has an Investment Management Agreement with Daiwa SB Investments (U.S.A.) Ltd. (the “Manager”). Daiwa SB Investments Ltd. (“DSBI” or the “Adviser”), an affiliate of the Manager, acts as the Fund’s investment adviser pursuant to an Investment Advisory Agreement between the Manager and DSBI. For such investment services, the Fund is obligated to pay the Manager a monthly fee at an annual rate of 0.60% of the first $20 million, 0.40% of the next $30 million and 0.20% of the excess over $50 million of the Fund’s average weekly net assets, of which 60% of this fee is paid by the Manager to DSBI. In addition, the Fund has agreed to reimburse the Manager and the Adviser for all out-of-pocket expenses related to the Fund. For the six months ended April 30, 2009, no such expenses were paid to the Manager or the Adviser.

At April 30, 2009, the Fund owed $23,645 to the Manager.

Administrator and Custodian and Other Related Parties

Daiwa Securities Trust Company (“DSTC”), an affiliate of the Adviser, provides certain administrative services to the Fund, for which the Fund pays to DSTC a monthly fee at an annual rate of 0.20% of the first $60 million of the Fund’s average weekly net assets, 0.15% of the next $40 million and 0.10% of the excess over $100 million, with a minimum annual fee of $120,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. For the six months ended April 30, 2009, no such expenses were paid to the Administrator.

The Board of Directors of the Fund has also approved the payment of the administrative compliance expense for the Fund in the amount of $75,000 per annum to DSTC, for services provided by DSTC staff in implementing the Fund’s compliance management system and the Fund’s compliance review program. This amount is included in the administration fee in the Fund’s Statement of Operations.

DSTC also acts as custodian for the Fund’s assets and has appointed Sumitomo Mitsui Banking Corporation (the “Sub-Custodian”), an affiliate of the Manager, to act as the sub-custodian for all of the cash and securities of the Fund held in Japan. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. Such expenses include fees and

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

out-of-pocket expenses of the Sub-Custodian. During the six months ended April 30, 2009, DSTC and the Sub-Custodian earned $20,320 and $75,569, respectively, as compensation for custodial service to the Fund.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (concluded)

At April 30, 2009, the Fund owed $11,569, $6,250 and $3,270 to DSTC for administration, compliance and custodian fees, respectively, excluding fees and expenses of $7,284 payable to the Sub-Custodian.

During the six months ended April 30, 2009, the Fund paid or accrued $29,753 for legal services in connection with the Fund’s on-going operations to a law firm of which the Fund’s Assistant Secretary is a consultant.

Investments in Securities and Federal Income Tax Matters

For federal income tax purposes, the cost of securities owned at April 30, 2009 was $93,819,575, excluding short-term interest bearing investments. At April 30, 2009, the net unrealized depreciation of investments for federal income tax purposes, excluding short-term securities, of $21,200,489 was composed of gross appreciation of $1,578,927 for those investments having an excess of value over cost, and gross depreciation of $22,779,416 for those investments having an excess of cost over value. For the six months ended April 30, 2009, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $21,862,688 and $21,769,324, respectively.

At October 31, 2008, the Fund had a remaining capital loss carryover of $21,318,830, of which $12,645,344 expires in the year 2010, $5,263,332 expires in the year 2011 and $3,410,154 expires in the year 2016, available to offset future net capital gains.

Capital Stock

There are 30,000,000 shares of $0.01 par value common stock authorized. During the six months ended April 30, 2009, 9,595 shares were issued on December 30, 2008 at the reinvestment price of $4.93. The net asset value per share on that date was $5.79. Of the 14,441,200 shares of the Fund outstanding at April 30, 2009, Daiwa Securities America Inc., an affiliate of the Manager, Adviser and DSTC, owned 14,916 shares.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding during each period is presented below:

	For the Six Months Ended April 30, 2009	For the Years Ended October 31,
	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$ 5.41	$ 8.61	$ 8.58	$ 7.79	$ 6.24	$ 6.00
Net investment income	0.02	0.05	0.02	0.01	—*	—*
Net realized and unrealized gains (losses) on
investments and foreign currency transactions	(0.24)	(3.25)	0.10	0.83	1.55	0.39
Net increase (decrease) in net asset value
resulting from operations	(0.22)	(3.20)	0.12	0.84	1.55	0.39
Less: dividends and distributions to shareholders
Net investment income	(0.04)	—	(0.09)	(0.05)	—	—
Dilutive effect of rights offering	—	—	—	—	—	(0.12)
Offering costs charged to paid-in capital in
excess of par value	—	—	—	—	—	(0.03)
Net asset value, end of period	$ 5.15	$ 5.41	$ 8.61	$ 8.58	$ 7.79	$ 6.24
Per share market value, end of period	$ 4.38	$ 5.14	$ 7.97	$ 8.14	$ 8.51	$ 6.08
Total investment return:(a)
Based on market price at beginning and end of
period, assuming reinvestment of dividends†	(14.06)%	(35.51)%	(1.05)%	(3.68)%	39.97%	(11.70)%
Based on net asset value at beginning and end of
period, assuming reinvestment of dividends†	(3.99)%	(37.17)%	1.42%	10.91%	24.84%	5.74%
Ratios and supplemental data:
Net assets, end of period (in millions)	$ 74.3	$ 78.1	$ 124.3	$ 123.8	$ 112.4	$ 90.0
Ratios to average net assets of:
Expenses	1.49%**	1.15%	0.95%	0.94%	1.07%	1.12%
Net investment income	0.80%**	0.70%	0.20%	0.12%	0.07%	(0.06)%
Portfolio turnover	29.50%	34.78%	61.22%	59.36%	72.35%	90.03%

†	For the year ended October 31, 2004, the total investment return includes the benefit of shares resulting from the exercise of rights.
*	Represents less than $0.005 per share.
(a)

Total investment return based on market value is calculated assuming the shares of the Fund’s common stock were purchased at the closing market price as of the beginning of the year, dividends, capital gains and other distributions were reinvested as provided for in the Fund’s dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund’s net asset value is substituted for the closing market value.

**	Annualized.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On June 1, 2009, the Annual Meeting of Stockholders of The Japan Equity Fund, Inc. (the “Fund”) was held and the following matter was voted upon and passed.

Election of two Class I Directors to the Board of Directors of the Fund, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2012.

	Number of Shares/Votes
Class I	Voted For	Proxy Authority Withheld
Yoshihiro Fujisawa	10,878,951	1,448,803
Martin J. Gruber	10,909,928	1,417,826

In addition to the Directors re-elected at the Meeting, Austin C. Dowling, David G. Harmer, Richard J. Herring and Rahn K. Porter were the other members of the Board who continued to serve as Directors of the Fund.

See accompanying notes to financial statements.

The Japan Equity Fund, Inc.

AN IMPORTANT NOTICE CONCERNING OUR PRIVACY POLICY

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms “we,” “our” and “us” refer to the Fund. The term “you” in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:

•	Applications and other forms you submit to us.
•	Dealings and transactions with us or others.

We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

BOARD OF DIRECTORS

Yoshihiro Fujisawa, Chairman

Austin C. Dowling

Martin J. Gruber

David G. Harmer

Richard J. Herring

Rahn K. Porter

OFFICERS

Yoshiaki Uematsu

President

John J. O’Keefe

Vice President and Treasurer

Yuko Tatezawa

Secretary

Anthony Cambria

Chief Compliance Officer

Leonard B. Mackey, Jr.

Assistant Secretary

ADDRESS OF THE FUND

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, NJ 07302-3051

INVESTMENT MANAGER

Daiwa SB Investments (U.S.A.) Ltd.

INVESTMENT ADVISER

Daiwa SB Investments Ltd.

ADMINISTRATOR AND CUSTODIAN

Daiwa Securities Trust Company

TRANSFER AGENT AND REGISTRAR

American Stock Transfer & Trust Company

LEGAL COUNSEL

Clifford Chance US LLP

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

The financial information included herein is taken from the records of the Fund without examination by the Independent Registered Public Accounting Firm which does not express an opinion thereon.

Semi-Annual Report

April 30, 2009

[The Japan Equity Fund Logo]

The Japan Equity

Fund, Inc.

c/o Daiwa Securities Trust Company

One Evertrust Plaza

Jersey City, New Jersey 07302

INVESTMENT MANAGER

Daiwa SB Investments (U.S.A.) Ltd.

INVESTMENT ADVISER

Daiwa SB Investments Ltd.

Item 2. Code of Ethics.

Not applicable for this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this semi-annual report.

Item 6. Schedule of Investments.

A Schedule of Investments is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for this semi-annual report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable for this semi-annual report.

(b)	Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(c)	Proxy Voting Guidelines for the registrant and its adviser.

Not applicable for this semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\ John J. O’Keefe

John J. O’Keefe, Principal Financial Officer

Date: June 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe

John J. O’Keefe, Principal Financial Officer

Date: June 16, 2009

By	\s\ Yoshiaki Uematsu

Yoshiaki Uematsu, President

Date: June 16, 2009

EXHIBIT 12 (b)

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O’Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Japan Equity Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 16, 2009

\s\ John J. O’Keefe

John J. O’Keefe, Principal Financial Officer

CERTIFICATION

PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, Yoshiaki Uematsu, certify that:

1.	I have reviewed this report on Form N-CSR of The Japan Equity Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: June 16, 2009

\s\ Yoshiaki Uematsu

Yoshiaki Uematsu, President

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Principal Financial Officer of The Japan Equity Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2009 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	Such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 16, 2009

\s\ John J. O’Keefe

John J. O’Keefe, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.

CERTIFICATION

PURSUANT TO SECTION 906

OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the President of The Japan Equity Fund, Inc. (the “Fund”), with respect to the Form N-CSR for the period ended April 30, 2009 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	Such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: June 16, 2009

\s\ Yoshiaki Uematsu

Yoshiaki Uematsu, President

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.